Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VI
Entity Central Index Key	0000863032
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000111485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R6
Trading Symbol	MWEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006616 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R4
Trading Symbol	MWELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006624 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R3
Trading Symbol	MWEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006623 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R2
Trading Symbol	MEQRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1-800-225-2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.41%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)

Portfolio structure

Equities	99.0%
Money Market Funds	1.0%

Top ten holdings

Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

Issuer country weightings

United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]

Top ten holdings

Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006618 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class C
Trading Symbol	MWECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006617 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class B
Trading Symbol	MWEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006619 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class I
Trading Symbol	MWEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006621 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R1
Trading Symbol	MWEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006615 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class A
Trading Symbol	MWEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 1,505,412,419
Holdings Count | Holding	81
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,505,412,419	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	81
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%
Issuer country weightings
United States	57.9%
France	10.2%
United Kingdom	9.3%
Switzerland	4.4%
Germany	4.3%
Spain	3.0%
Japan	2.1%
Canada	1.6%
Taiwan	1.4%
Other Countries	5.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., "A"	4.5%
Visa, Inc., "A"	3.3%
Broadcom, Inc.	3.0%
NVIDIA Corp.	3.0%
Charles Schwab Corp.	2.5%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.2%
Medtronic PLC	2.1%

C000006625 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class A
Trading Symbol	MFWTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006627 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class B
Trading Symbol	MFWBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$95	1.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006628 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class C
Trading Symbol	MFWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$95	1.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006629 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class I
Trading Symbol	MFWIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006631 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R1
Trading Symbol	MFWGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$95	1.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006633 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R2
Trading Symbol	MGBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$69	1.34%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006634 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R3
Trading Symbol	MFWHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006626 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R4
Trading Symbol	MFWJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000111486 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R6
Trading Symbol	MFWLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 1,242,566,076
Holdings Count | Holding	814
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	1,242,566,076	Portfolio Turnover Rate (%):	33
Total Number of Holdings:	814
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	60.2%
Fixed Income	36.6%
Money Market Funds	3.2%
Equity sectors
Financials	13.5%
Health Care	8.6%
Consumer Staples	7.4%
Industrials	7.4%
Information Technology	5.9%
Energy	5.4%
Utilities	3.3%
Consumer Discretionary	3.1%
Communication Services	2.7%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	47.7%
United Kingdom	9.5%
France	6.7%
Japan	5.9%
China	4.3%
Canada	3.5%
Switzerland	3.0%
Italy	3.0%
South Korea	2.5%
Other Countries	13.9%
Composition including fixed income credit quality
AAA	4.3%
AA	3.7%
A	11.1%
BBB	8.9%
D	0.0%
U.S. Government	3.6%
Federal Agencies	3.6%
Not Rated	1.4%
Non-Fixed Income	60.2%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000070410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R6
Trading Symbol	MMUKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006636 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R4
Trading Symbol	MMUJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006644 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R3
Trading Symbol	MMUHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006643 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R2
Trading Symbol	MURRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006639 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class I
Trading Symbol	MMUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006638 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class C
Trading Symbol	MMUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006641 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R1
Trading Symbol	MMUGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006637 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class B
Trading Symbol	MMUBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%

C000006635 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class A
Trading Symbol	MMUFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 2,817,509,483
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	2,817,509,483	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%
Industry allocation
Utilities	98.1%
Energy - Renewables	1.9%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	13.3%
Constellation Energy	7.0%
PG&E Corp.	5.6%
Xcel Energy, Inc.	5.4%
Sempra	4.9%
American Electric Power Co., Inc.	4.9%
DTE Energy Co.	4.1%
Ameren Corp.	3.8%
Dominion Energy, Inc.	3.8%
Southern Co.	3.7%